Accounts Receivable And Accrued Revenues (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable And Accrued Revenues [Abstract]
Trade Receivable and Accrued Revenues	$ 1,223	$ 864
Prepaids	60	53
Deposits and Other	30	77
Accounts Receivable and Accrued Revenues Gross	1,313	994
Allowance for Doubtful Accounts	(6)	(6)
Accounts Receivable and Accrued Revenues	$ 1,307	$ 988